Acquisitions	6 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Acquisitions
Acquisitions
Acquisition of Integrated Voice Solutions, Inc.
On September 15, 2010, the Company acquired 100% of the outstanding shares of Integrated Voice Solutions, Inc. (“IVS”), in exchange for $4.1 million in cash. The acquisition was accounted for as a business combination. The results of IVS’ operations have been included in the financial statements since the acquisition date. The Company acquired IVS to help it gain access to a care transition business which addresses patient transfers and nurse shift changes.
Assets acquired and liabilities assumed were recorded at their estimated fair values as of the acquisition date. The excess of purchase price over the tangible assets, identifiable intangible assets and assumed liabilities was recorded as goodwill. Goodwill is attributable to synergies achieved through the hand-off applications used by IVS and the Vocera Voice Communication solution.
The Company’s allocation of the purchase price is summarized below:

(in thousands)	Estimated fair value

Assets acquired
Cash	$1,170
Accounts receivable	47
Other current assets	28
Property and equipment	12
Customer relationships	1,500
Developed technology	400
Goodwill	1,922
Total assets acquired	5,079
Liabilities assumed	(1,007)
Net assets acquired	$4,072

Acquisition of OptiVox product line.
On October 8, 2010, the Company acquired certain assets, the OptiVox product line, from The White Stone Group, Inc. (“OptiVox”), in exchange for $3.8 million in cash and the right to purchase 283,333 shares of the Company’s common stock. The right entitled the holder to purchase 283,333 shares of the Company’s common stock at an exercise price of $2.22 per share on or before December 31, 2010. The fair value of this right of $54,000 was determined using a volatility of 45% an expected term of 0.25 years, a risk free rate of 0.15% and a fair value of the Company’s common stock of $2.22 per share. The fair value of this right was accounted for as purchase consideration as there were no performance, service or other obligations associated with this right. The acquisition was accounted for as a business combination. The results of OptiVox’s operations have been included in the financial statements since the acquisition date. The Company acquired OptiVox to help it gain access to a care transition business which addresses patient transfers and nurse shift changes. The OptiVox product line complements the IVS technology which the Company acquired in September 2010.
Assets acquired and liabilities assumed were recorded at their estimated fair values as of the acquisition date. The excess of purchase price over the tangible assets, identifiable intangible assets and assumed liabilities was recorded as goodwill. Goodwill is attributable to synergies achieved through the hand-off applications used by OptiVox and the Vocera Voice Communication solution.
The Company’s allocation of the purchase price is summarized below:

(in thousands)	Estimated fair value

Assets acquired
Fixed assets	$38
Trademarks	60
Customer relationships	380
Developed technology	760
Goodwill	2,645
Net assets acquired	$3,883

Acquisition of ExperiaHealth, Inc.
On November 3, 2010, the Company acquired certain assets from DS Consulting Associates, LLC. (“ExperiaHealth”) for total consideration of $0.1 million. The consideration was in the form of stock options to purchase up to 83,333 shares of common stock of the Company in two equal tranches, contingent upon certain revenue milestones being met for 2010 and 2011. The acquisition was accounted for as a business combination. The options issued for the ExperiaHealth acquisition are treated as contingent consideration and are classified as liabilities which must be adjusted to fair value at each reporting period until the options are vested. Based upon the milestone criteria for 2010, ExperiaHealth vested in a total of 35,452 options of the possible 41,666 available. Based upon the revenue milestone criteria for 2011, the remaining 41,666 vested fully in March, 2012. As a result, the Company reclassified the full liability to equity as of December 31, 2011. The Company recorded an expense in other income (expense), net of $0.1 million for 2010 and $0.5 million for 2011, to reflect the change in the fair value of these outstanding options. The results of ExperiaHealth’s operations have been included in the financial statements since the acquisition date. The Company acquired ExperiaHealth to complement the Company’s products that help hospitals improve patient safety and satisfaction. The allocation of purchase price, and pro forma earnings information, has not been presented because the effect of the acquisition of ExperiaHealth is not material to the financial statements.
Acquisition of Wallace Wireless, Inc.
On December 17, 2010, the Company acquired 100% of the outstanding shares of Wallace Wireless, Inc. (“Wallace Wireless”), a Canadian corporation, in exchange for $2.1 million in cash and, for certain employees, the right to purchase 112,612 shares of the Company’s common stock. The right entitled the holder to purchase 112,612 shares of the Company’s common stock at an exercise price of $2.22 per share within 60 days of the closing of the transaction. The fair value of this right of $15,000 was determined using a volatility of 45%, an expected term of 0.15 years, a risk free rate of 0.11% and a fair value of the Company’s common stock of $2.22 per share. The shares issued under this right require the continued employment of the holders of the shares and vest over a period of 24 months. These shares are subject to repurchase on a pro-rata basis in the event of termination of employment. As such, the fair value of this right is being recognized ratably over the term of employment. The acquisition was accounted for as a business combination. The results of Wallace Wireless’ operations have been included in the financial statements since the acquisition date. The Company acquired Wallace Wireless to gain access to smartphone messaging products enabling secure delivery of text messages, alerts and other information directly to and from smartphones.
The Company allocated the purchase price to the identifiable intangible assets acquired based on their estimated fair values. The excess of the purchase price over the aggregate fair values was recorded as goodwill. Goodwill is attributable to synergies achieved through combining the technology acquired with the Company’s existing patient solutions.
The Company’s allocation of the purchase price is summarized below:

(in thousands)	Estimated fair value

Assets acquired
Cash	$46
Accounts receivable	126
Other current assets	100
Other receivables	458
Property and equipment	5
Trademarks	10
Non-compete agreements	70
Customer relationships	470
Developed technology	510
In-process R&D	210
Goodwill	1,008
Total assets acquired	3,013
Liabilities assumed	(922)
Net assets acquired	$2,091

Supplemental pro forma financial information
Unaudited supplemental pro forma financial information, prepared as though the acquisitions had been completed at the beginning of the year in which they were completed and the beginning of the immediately preceding year, is as follows:

	Years ended December 31,
(in thousands, except per share data)	2009	2010
	(unaudited)
Revenue	$46,050	$60,593
Net loss	(1,885)	(515)

Net loss per share
Basic and diluted	$(0.84)	$(0.18)

Financial results since the date of acquisition for acquired entities have been included in the consolidated statement of operations. The acquired businesses contributed revenues of $0.5 million and a net loss of $2.1 million to the Company from September 15, 2010 to December 31, 2010.